Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Detail) - Rocket Lab USA, Inc.	12 Months Ended
Dec. 31, 2020
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of remaining lease term or estimated useful life
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Minimum [Member] | Machinery, Equipment, Vehicles And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Minimum [Member] | Computer Equipment, Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Minimum [Member] | Launch Site Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	30 years
Maximum [Member] | Machinery, Equipment, Vehicles And Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	12 years
Maximum [Member] | Computer Equipment, Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Maximum [Member] | Launch Site Assets [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years